Dividends	12 Months Ended
Dec. 31, 2022
Dividends [Abstract]
Dividends	DIVIDENDS
Following is a summary of our common and preferred share dividends that were declared and/or paid in the last three years:

(millions, except per share amounts)		Amount
Declared	Payable	Per Share	Accrued/Paid[1]
Common - Annual-Variable Dividends:
December 2021	December 2021	1.50	876.5
December 2020	January 2021	4.50	2,635.9
December 2019	January 2020	2.25	1,316.9

Common - Quarterly Dividends:
December 2022	January 2023	0.10	58.5
August 2022	October 2022	0.10	58.5
May 2022	July 2022	0.10	58.5
March 2022	April 2022	0.10	58.5
December 2021	January 2022	0.10	58.5
August 2021	October 2021	0.10	58.5
May 2021	July 2021	0.10	58.5
March 2021	April 2021	0.10	58.5
December 2020	January 2021	0.10	58.6
August 2020	October 2020	0.10	58.6
May 2020	July 2020	0.10	58.5
February 2020	April 2020	0.10	58.5
December 2019	January 2020	0.10	58.5

Preferred Dividends:
December 2022	March 2023	26.875	13.4
August 2022	September 2022	26.875	13.4
December 2021	March 2022	26.875	13.4
August 2021	September 2021	26.875	13.4
December 2020	March 2021	26.875	13.4
August 2020	September 2020	26.875	13.4
February 2020	March 2020	26.875	13.4
[1] The accrual is based on an estimate of shares outstanding as of the record date and recorded as a component of accounts payable, accrued expenses, and other liabilities on the consolidated balance sheets until paid; the prior year common share dividend accrual was reclassified into this line item from dividends payable on common shares to conform to the current year presentation.
Common Share Dividends The Board of Directors adopted a policy of declaring regular quarterly common share dividends, and on at least an annual basis, to consider declaring an additional common share dividend. The Board decided not to declare an annual-variable dividend for 2022 after assessing our capital position, existing capital resources, and expected future capital needs.
Preferred Share Dividends During 2018, we issued 500,000 Series B Fixed-to-Floating Rate Cumulative Perpetual Serial Preferred Shares, without par value (the Series B Preferred Shares), with a liquidation preference of $1,000 per share (the stated amount). Holders of the Series B Preferred Shares are entitled to receive cumulative cash dividends semiannually in March and September, if and when declared by the Board of Directors. Until March 15,
2023 (the fixed-rate period), the annual dividend rate is fixed at 5.375% of the stated amount per share.
Beginning March 15, 2023, the annual dividend rate switches to a floating rate equal to the three-month London Interbank Offered Rate (LIBOR), or a comparable successor base rate, plus a spread of 2.539% applied to the stated amount per share. After the fixed-rate period and up until redemption of the Series B Preferred Shares, the dividends would be payable quarterly, if and when declared by the Board of Directors.
The Series B Preferred Shares are perpetual and have no stated maturity date. After the fixed-rate period, we may redeem the Series B Preferred Shares at the stated amount plus all accrued and unpaid dividends after providing required notice.
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